Risk Management (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Liabilities
Borrowings and financing	R$ 38,486,762
Trade payables and contractors	766,609
Services payable	1,438,507	R$ 750,732
Public-Private Partnership – PPP	8,357,770
Total	49,049,648
2025 [Member]
Liabilities
Borrowings and financing	5,486,592
Trade payables and contractors	766,609
Services payable	1,438,507
Public-Private Partnership – PPP	452,323
Total	8,144,031
2026 [Member]
Liabilities
Borrowings and financing	6,993,902
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	470,080
Total	7,463,982
2027 [Member]
Liabilities
Borrowings and financing	4,148,835
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	487,400
Total	4,636,235
2028 [Member]
Liabilities
Borrowings and financing	3,247,705
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	505,288
Total	3,752,993
2029 [Member]
Liabilities
Borrowings and financing	3,697,777
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	523,832
Total	4,221,609
2030 Onwards [Member]
Liabilities
Borrowings and financing	14,911,951
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	5,918,847
Total	R$ 20,830,798